Other risks and contingent liabilities (Details) $ in Billions		3 Months Ended	6 Months Ended	12 Months Ended					372 Months Ended
	Jul. 30, 2020	Jun. 30, 2020 $ / bbl	Jun. 30, 2020	Dec. 31, 2050 $ / bbl	Dec. 31, 2023 $ / bbl	Dec. 31, 2022 $ / bbl	Dec. 31, 2021 $ / bbl	Dec. 31, 2020 USD ($) MBoe / d $ / bbl	Dec. 31, 2050 $ / bbl
Marketing & Services | Europe
Disclosure of contingent liabilities
Level of activity, compared to pre-crisis level	90.00%
Forecast
Disclosure of contingent liabilities
Oil price				50	60	50	40	35
Investments | $								$ 14
Savings on operating costs | $								1
Forecast | Renewables
Disclosure of contingent liabilities
Investments | $								$ 2
Average
Disclosure of contingent liabilities
Oil price		30
Average | Forecast
Disclosure of contingent liabilities
Oil price									56.8
Minimum | Forecast
Disclosure of contingent liabilities
Production | MBoe / d								2.9
Maximum
Disclosure of contingent liabilities
Oil price		40
Maximum | Forecast
Disclosure of contingent liabilities
Production | MBoe / d								2.95
Yemen LNG Company Limited
Disclosure of contingent liabilities
Stake held in associate (as a percent)			39.62%